Other financial instruments (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financinal Instruments

The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments and affiliated companies and derivative financial instruments. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2011
	Carrying amount	Estimated fair value
Assets (Liabilities)
Cash and cash equivalents	¥2,080,709	¥2,080,709
Time deposits	203,874	203,874
Total finance receivables, net	8,680,882	8,971,523
Other receivables	306,201	306,201
Short-term borrowings	(3,179,009)	(3,179,009)
Long-term debt including the current portion	(9,200,130)	(9,274,881)

	Yen in millions
	March 31, 2012
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	¥1,679,200	¥1,444,276	¥234,924	¥—	¥1,679,200
Time deposits	80,301	—	80,301	—	80,301
Total finance receivables, net	8,879,731	—	—	9,137,936	9,137,936
Other receivables	408,547	—	—	408,547	408,547
Short-term borrowings	(3,450,649)	—	(3,256,078)	(194,571)	(3,450,649)
Long-term debt including the current portion	(8,533,549)	—	(7,835,970)	(847,223)	(8,683,193)

	U.S. dollars in millions
	March 31, 2012
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	$20,431	$17,573	$2,858	$—	$20,431
Time deposits	977	—	977	—	977
Total finance receivables, net	108,039	—	—	111,181	111,181
Other receivables	4,971	—	—	4,971	4,971
Short-term borrowings	(41,984)	—	(39,617)	(2,367)	(41,984)
Long-term debt including the current portion	(103,827)	—	(95,340)	(10,308)	(105,648)